Average Annual Total Returns - Victory 500 Index VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Victory US Large Cap 500 Index (reflect no deduction for fees, expenses, or taxes.) 1 Year	Victory US Large Cap 500 Index (reflect no deduction for fees, expenses, or taxes.) 5 Years	Victory US Large Cap 500 Index (reflect no deduction for fees, expenses, or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	20.13%	15.32%	13.79%	12.86%	12.26%	11.86%	16.33%	11.71%	11.00%	21.56%	15.95%	14.15%	18.40%	15.22%	13.88%